Leases	12 Months Ended
Mar. 28, 2026
Leases [Abstract]
Leases
14.	Leases:
Amounts recognized in the consolidated statement of operations were as follows:

	March 28, 2026	March 29, 2025	March 30, 2024
		(In thousands)
Fixed operating lease expense	$11,453	$9,613	$11,874
Variable operating lease expense	6,071	5,109	5,569

Total lease expense	$17,524	$14,722	$17,443

Variable operating lease expense includes percentage rent, taxes, mall advertising and common area maintenance charges.
The weighted average remaining operating lease term was 5.7 years and the weighted average discount rate was 10.0% for all of the Company’s operating leases as of March 28, 2026.
The following table provides supplemental cash flow information related to the Company’s operating leases:

	March 28, 2026	March 29, 2025	March 30, 2024
		(In thousands)
Cash outflows from operating activities attributable to operating leases	$13,837	$13,370	$13,422
Right-of-use assets obtained in exchange for Operating lease liabilities (1)	$8,930	$4,672	$1,503

(1)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 28, 2026, leasehold inducements totaled $0.2 million and $0.3 million is included in Accounts Receivable and other receivables. For the period ending March 29, 2025 and March 30, 2024 respectively, leasehold inducements totaled $1.9 million ($1.7 million) of which $0.3 million ($0.8 million) is included in Accounts Receivable and other receivables.

The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt as of March 28, 2026.

Minimum Lease Payments as of March 28, 2026
(in thousands)
Year ending March:	Operating
2027	$14,762
2028	13,648
2029	11,496
2030	10,616
2031	8,162
Thereafter	15,228

Total minimum lease payments	73,912
Less: amount of total minimum lease payments representing interest	(18,391)

Present value of future total minimum lease payments	55,521
Less: current portion of lease liabilities	(9,623)

Long-term lease liabilities	$45,898

On June 20, 2024, the Company entered into a lease modification for one of its retail stores that modifies the lease term to January 31, 2025 and resulted in a write-off of $
17.04
million of ROU assets as well as a write down to the lease liability by $
18.4
million. The lease modification also resulted in a termination payment that is to be repaid over a period of time up to April 2026.